Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Trade and other receivables [abstract]
Institutions	$ 320	$ 301	$ 548
Prepaid expenses	854	743	605
Other	1,063	1,738	21
Total trade and other current receivables	$ 2,237	$ 2,782	$ 1,174